Employee Benefit Plan, Fair Value and NAV (Details) - WESCO DISTRIBUTION, INC. RETIREMENT SAVINGS PLAN - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 2,104,334,221	$ 1,796,948,887
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	2,104,334,221	1,796,948,887
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	338,289,283	279,608,104
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	338,289,283	279,608,104
Fair Value, Inputs, Level 1 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	51,179,570	35,737,562
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	51,179,570	35,737,562
Fair Value, Inputs, Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,848,462	33,756,683
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,848,462	33,756,683
Fair Value, Inputs, Level 1 | Other Investment Companies
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	238,982,904	198,696,818
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	238,982,904	198,696,818
Fair Value, Inputs, Level 1 | Wesco Stock Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,278,347	11,417,041
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,278,347	11,417,041
Fair Value, Inputs, Level 1 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Other Investment Companies
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Wesco Stock Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 2 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Other Investment Companies
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Wesco Stock Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 3 | Common Collective Trust
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	0	0
Fair Value, Inputs, Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	338,289,283	279,608,104
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	338,289,283	279,608,104
Fair Value, Inputs, Level 1, Level 2, and Level 3 | EBP, Self-Directed Brokerage Account
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	51,179,570	35,737,562
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	51,179,570	35,737,562
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,848,462	33,756,683
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	33,848,462	33,756,683
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Other Investment Companies
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	238,982,904	198,696,818
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	238,982,904	198,696,818
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Wesco Stock Fund
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,278,347	11,417,041
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	14,278,347	11,417,041
Fair Value Measured at Net Asset Value Per Share | Common Collective Trust
EBP, Investment, Fair Value and NAV [Abstract]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	1,766,044,938	1,517,340,783
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,766,044,938	$ 1,517,340,783